Transactions with Related Parties - Economou and Other (Details) $ in Thousands	5 Months Ended	6 Months Ended		11 Months Ended
	May 29, 2019 USD ($)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2018 USD ($)	Nov. 27, 2018 USD ($)	May 25, 2019 USD ($)	May 16, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Nov. 19, 2018 USD ($)	May 31, 2018
Common stock shares outstanding | shares		86,886,627					87,232,028
Finance lease liability		$ 94,639					$ 71,964	$ 171,500
Advance payment of finance lease		4,209	$ 0
Revenues		$ 83,575	$ 87,359
Chairman and CEO
Common stock shares outstanding | shares		72,421,515
Percentage Of Shareholder		83.40%
Three employment agreements
Period of termination notice		60 days
Revenues		$ 5,566
One employment agreement
Period of termination notice		60 days
Revenues		$ 489
Suezmax newbuilding vessel Samsara
Time Charter Agreement Duration		5 years
Huahine and Marfa vessels
Number of Share Purchase Agreements									2
Number of vessels									2
Huahine vessel
Period required for termination notice for agreement		60 days
Conquistador, Pink Sands and Xanadu | Bareboat charterhire agreement
Number of finance leases								3
Finance lease liability				$ 71,625				$ 171,500
Finance lease payment terms		4,91% - LIBOR plus margin
Payment terms		quarterly installments
Advance payment of finance lease				$ 99,875
Newcastle drybulk vessel Marini | Bareboat charterhire agreement
Finance lease payment terms		Baltic Capesize Index (BCI5TC) plus 16%
Revenues		$ 1,249
Newcastle drybulk vessel Marini | Bareboat charterhire agreement | Minimum
Employment agreement, Duration		10 months
Newcastle drybulk vessel Marini | Bareboat charterhire agreement | Maximum
Employment agreement, Duration		12 months
Netadola vessel | Bareboat charterhire agreement
Number of finance leases						1
Finance lease liability					$ 25,012	$ 50,000
Finance lease payment terms		5,02% - LIBOR plus margin
Payment terms		quarterly installments
Advance payment of finance lease	$ 24,988